Mineral Property, Plant and Equipment - Disclosure of detailed information about mineral property (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Total	$ 442,053	$ 422,721	$ 415,559
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral property acquisition and interest costs	79,625	79,625
Mine plan and development	54,356	53,085
Environmental	152,894	149,275
Consulting and wages	66,906	64,299
Reclamation and remediation	56,120	44,914
Site activities	31,622	30,801
Mine equipment	78	78
Total	$ 441,601	$ 422,077	$ 414,709